10. EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2016
Employee Benefit Plans
EMPLOYEE BENEFIT PLANS

401(k) Retirement Plan

The Company has adopted a 401(k) retirement plan that covers all eligible employees. The Company’s contribution is limited to 6% of each employee’s salary. Matching contributions are funded when accrued. The Company matches the first 6% of employee contributions. Matching expenses totaled $641,000 and $589,000 for the years ended December 31, 2016 and 2015, respectively.

Employee Stock Purchase Plan

On September 23, 2003, the Board of Directors adopted, subject to stockholder approval, the 2003 Employee Stock Purchase Plan (the “2003 ESPP”). A split adjusted aggregate of 200,000 shares of common stock of the Company has been reserved for issuance by the Company upon exercise of options to be granted from time to time under the 2003 ESPP.

On November 18, 2014, the Plan was amended to comply with Section 423 of the Internal Revenue Code of 1986. Under this plan, eligible employees have the option to withhold post-tax dollars from their payroll to be placed in an account for purchases of the Company’s shares or to buy their allotted shares outright. In order for employees to be eligible to participate, they must have been employed by the Company for three consecutive months prior to the annual share allocation date. The Plan allows for employees to purchase shares at 95% of fair market value. The number of shares that could be purchased in any calendar year by any individual was limited to shares with a fair market value of $25,000.

During 2016, 5,998 shares were issued for an aggregate amount for $181,000. During 2015, 10,678 shares were issued for an aggregate amount for $202,000.

Supplemental Retirement Plan

In May 2004, the Company established a non-qualifying supplemental retirement plan for the benefit of certain key executives (the “2004 Plan”). Under the 2004 Plan, the participants will receive a fixed retirement benefit over a 20 year period following that participant’s retirement. The 2004 Plan also provides for payment of death or disability benefits in the event a participating officer becomes permanently disabled or dies prior to attainment of retirement age. Benefits vested over a ten year period beginning at 2004 Plan inception and are now fully vested. The discount rate used to compute the liability for the expected benefits was 6%.

In July 2007, the Company established another non-qualifying supplemental retirement plan for the benefit of certain other key employees (the “2007 Plan”). The terms of the plan were the same as those for the 2004 Plan. In addition, at the same time, the Company established a deferred compensation plan for certain key executives (the “Deferred Compensation Plan”). Terms of the Deferred Compensation Plan were the same as those of the 2004 Plan and the 2007 Plan except that in addition to a service requirement, certain financial objectives had to be met.

In 2012, the Company amended the Deferred Compensation Plan to remove the financial objectives for the remaining participants. In 2014, the Deferred Compensation Plan was merged into the 2007 Plan and all benefits became fully vested.

For the year ended December 31, 2016 and 2015, the Company recognized an expense of $258,000 and $397,000, respectively, related to each of these plans. The accrued liability related to these plans was approximately $3.0 million and $2.7 million as of December 31, 2016 and 2015, respectively, and is included in Other liabilities on the Consolidated Balance Sheet.

At December 31, 2016, the Company had $34.2 million in cash surrender value invested in bank-owned life insurance policies (“BOLI”). Income earned on these policies may be used, at the Company’s sole discretion, to fund the benefits payable under the Plans.

Stock-Based Compensation Plans

Under the 2006 Omnibus Stock Ownership and Long Term Incentive Plan (the "Omnibus Plan"), as amended, an aggregate of 312,500 split adjusted shares of the common stock of the Company, subject to adjustment, were reserved for issuance under the terms of the Omnibus Plan pursuant to the grant of incentive stock options, non-qualified stock options, restricted stock grants, long-term incentive compensation units and stock appreciation rights. The Omnibus Plan expired in 2016 pursuant to its terms.

Options granted under the Omnibus Plan become exercisable in accordance with the vesting schedule specified in the stock option agreements. All unexercised options expire ten years after the date of grant.

During 2016, the Company expensed $427,000 for restricted stock for directors and employees. For 2015, $411,000 was expensed for the same purpose. There was no expense associated with the unexercised stock options in 2016 or 2015.

As of December 31, 2016, there was no unrecognized compensation expense related to the Omnibus Plan. Unrecognized stock-based compensation expense associated with restricted stock at December 31, 2016 is as follows:

(In thousands)
2017	$425
2018	278
2019	40
Total	$743

Stock Options

A split adjusted summary of the transactions for the Company’s stock-based compensation plans as of and for the years ended December 31, 2016 and 2015, including the weighted average exercise price (“WAEP”) is as follows:

	2016		2015
	Shares	WAEP	Shares	WAEP
Outstanding at beginning of year	81,500	$46.46	101,000	$43.00
Granted	—	—	—	—
Exercised	—	—	(10,000)	17.60
Expired and forfeited	(20,375)	48.96	(9,500)	40.00
Outstanding at end of year	61,125	$45.63	81,500	$46.46

Options exercisable at year-end	61,125	$45.63	81,500	$46.46

There were no unvested shares as of December 31, 2016 or 2015.

The following table summarizes information about the Company’s stock options at December 31, 2016:

			Weighted
		Weighted	Average
		Average	Remaining
	Number	Exercise	Contractual	Number
Exercise Price	Outstanding	Price	Life in Years	Exercisable
$42.00 - $44.00	29,250	$43.11	1.24	29,250
$44.01 - $46.00	—	—	0.00	—
$46.01 - $48.00	31,875	47.95	0.22	31,875
	61,125	$45.63	0.71	61,125

There were no options granted during 2016 or 2015.

At December 31, 2016 the aggregate intrinsic value of options outstanding and exercisable was $18,000. At December 31, 2015, there was no aggregate intrinsic value of options outstanding and exercisable. The aggregate intrinsic value of options exercised during 2015 was $49,000. There was no aggregate intrinsic value of options exercised during 2016.

Restricted Stock

Restricted stock is issued to the grantee but provides no voting or dividend rights and is restricted from transfer until vested, at which time all restrictions are removed. The terms of the restricted stock awards granted to employees during 2016 and 2015 are 100% cliff vesting for a period of three years from the date of the grant. The terms of the restricted stock awards granted to directors during 2015 are a vesting period three years from the date of the grant with immediate vesting upon retirement of the director. There were no restricted stock awards to the directors in 2016.

The following table lists the various restricted stock awards under the Omnibus Plan for the years ended December 31, 2016 and 2015:

	Number of
	Shares	Fair
	Granted	Value
2016
April 1, 2016 - Employees	19,145	$26.95

2015
April 1, 2015 - Employees	14,156	$20.00
September 15, 2015 - Directors	16,500	23.75

The fair value of the restricted stock awards granted to employees and directors for the years ended December 31, 2016 and 2015 was estimated to be equal to the closing stock price on the grant date. The value of the restricted stock is being amortized on a straight-line basis over the implied service periods.

The following table summarizes restricted stock award activity for the years ended December 31, 2016 and 2015:

	2016		2015
		Weighted		Weighted
		Average		Average
		Grant-Date		Grant-Date
		Fair Value		Fair Value
	Shares	Per Share	Shares	Per Share
Outstanding at beginning of year	77,531	$8.50	75,000	$8.50
Granted	19,145	26.95	30,656	22.02
Vested	(33,625)	10.58	(28,125)	8.00
Expired or forfeited	(1,352)	25.16	—	—
Outstanding at end of year	61,699	$19.67	77,531	$8.50

The following table summarizes the shares available for future grants under the Omnibus Plan for the years ended December 31, 2016 and 2015:

	2016			2015
			Available			Available
	Stock	Restricted	for Future	Stock	Restricted	for Future
	Options	Stock	Grants	Options	Stock	Grants
Outstanding at beginning of year			178,344			199,500
Granted	—	(19,145)	(19,145)	—	(30,656)	(30,656)
Expired and forfeited	20,375	1,352	21,727	9,500	—	9,500
Expiration of plan			(180,926)			—
Outstanding at end of year			—			178,344